INCOME TAXES (TABLES)	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The components of income before income taxes are as follows:

	Year ended March 31,
	2011	2012	2013
	$	$	$

Hong Kong	1,825	779	366
China	(74)	(409)	45

	1,751	370	411

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes consists of the following:

	Year ended March 31,
	2011	2012	2013
	$	$	$
Hong Kong
Current tax	97	179	68
Deferred tax	26	7	(121)

	123	186	(53)

China
Current tax	-	-	16

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation between the provision for income taxes computed by applying the Hong Kong profits tax rate to profit before income taxes, the actual provision for income taxes is as follows:

	Year ended March 31,
	2011	2012	2013
	%	%	%

Profits tax rate in Hong Kong	16.5	16.5	16.5
Non-deductible items/non-taxable income	8.4	68.3	5.9
Changes in valuation allowances	(9.5)	0.3	(31.6)
Under(over)provision of profits tax in prior year	-	1.4	(0.5)
Effect of different tax rate of subsidiaries operating
in other jurisdictions	(8.0)	(36.3)	(3.9)
Other	(0.4)	0.1	4.6

Effective tax rate	7.0	50.3	(9.0)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred tax liability:	As of March 31,
	2012	2013
	$	$

Property, plant and equipment	182	72

Deferred tax asset:
Tax loss carryforwards	(769)	(818)
Valuation allowance	767	805

Total net deferred tax asset	(2)	(13)
Net deferred tax liability	180	59

Summary of Valuation Allowance [Table Text Block]
Movement of valuation allowances are as follows:
	Year ended March 31,
	2011	2012	2013
	$	$	$

At the beginning of the year	968	766	767
Changes in prior year tax losses carry forward	-	-	168
Current year (reduction) addition	(160)	1	(130)
Disposal of subsidiaries	(42)	-	-

At the end of the year	766	767	805